Supplemental Disclosure of Cash Flow Information	6 Months Ended
Jun. 30, 2012
Supplemental Disclosure of Cash Flow Information

3. Supplemental Disclosure of Cash Flow Information

Interest paid for the six months ended June 30, 2012 and 2011 totaled $92.4 million and $99.8 million, respectively. There was no interest capitalized during the six months ended June 30, 2012 or 2011.

During the six months ended June 30, 2012 and 2011, capital expenditures include a decrease of $6.2 million and $6.7 million respectively, in construction payables and retention recorded through amounts due to affiliates.